ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 13 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31, 2021 and 2020, accounts payables and accrued liabilities consisted of the following:

	2021	2020
	$	$
Accounts payable	1,408,210	987,614
Accrued liabilities	420,815	160,350
	1,829,025	1,147,964